Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT MID CAP STOCK FUND INC
Entity Central Index Key	0000716788
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000003858
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class A
Trading Symbol	LAVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.02%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.05%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$9,424	$10,000	$10,000	$10,000
1/31/2015	$9,144	$9,857	$9,700	$9,700
2/28/2015	$9,668	$10,261	$10,270	$10,257
3/31/2015	$9,756	$10,242	$10,283	$10,095
4/30/2015	$9,683	$10,126	$10,248	$10,192
5/31/2015	$9,847	$10,305	$10,343	$10,323
6/30/2015	$9,632	$10,041	$10,162	$10,123
7/31/2015	$9,707	$10,027	$9,938	$10,335
8/31/2015	$9,200	$9,553	$9,492	$9,712
9/30/2015	$8,832	$9,234	$9,133	$9,471
10/31/2015	$9,328	$9,798	$9,695	$10,270
11/30/2015	$9,379	$9,826	$9,837	$10,301
12/31/2015	$9,090	$9,522	$9,335	$10,138
1/31/2016	$8,491	$8,996	$8,817	$9,635
2/29/2016	$8,491	$9,059	$9,015	$9,622
3/31/2016	$9,262	$9,895	$9,928	$10,275
4/30/2016	$9,427	$10,108	$10,099	$10,315
5/31/2016	$9,663	$10,273	$10,243	$10,500
6/30/2016	$9,607	$10,367	$10,293	$10,527
7/31/2016	$9,924	$10,806	$10,713	$10,915
8/31/2016	$9,983	$10,783	$10,755	$10,931
9/30/2016	$10,016	$10,828	$10,758	$10,933
10/31/2016	$9,832	$10,566	$10,533	$10,733
11/30/2016	$10,453	$11,227	$11,583	$11,131
12/31/2016	$10,600	$11,426	$11,811	$11,351
1/31/2017	$10,773	$11,618	$11,974	$11,566
2/28/2017	$10,958	$11,943	$12,212	$12,025
3/31/2017	$10,869	$11,856	$12,125	$12,039
4/30/2017	$10,976	$11,878	$12,122	$12,163
5/31/2017	$10,958	$11,842	$11,938	$12,334
6/30/2017	$11,036	$12,018	$12,194	$12,411
7/31/2017	$11,113	$12,177	$12,311	$12,666
8/31/2017	$10,832	$11,950	$12,056	$12,705
9/30/2017	$11,050	$12,275	$12,591	$12,967
10/31/2017	$11,150	$12,374	$12,717	$13,270
11/30/2017	$11,331	$12,793	$13,189	$13,677
12/31/2017	$11,345	$12,951	$13,266	$13,829
1/31/2018	$11,599	$13,248	$13,441	$14,621
2/28/2018	$11,098	$12,596	$12,761	$14,082
3/31/2018	$11,144	$12,627	$12,867	$13,724
4/30/2018	$11,197	$12,689	$12,952	$13,777
5/31/2018	$11,326	$12,827	$13,500	$14,108
6/30/2018	$11,258	$12,931	$13,556	$14,195
7/31/2018	$11,589	$13,282	$13,849	$14,724
8/31/2018	$11,771	$13,463	$14,203	$15,203
9/30/2018	$11,718	$13,357	$14,067	$15,290
10/31/2018	$10,655	$12,395	$12,818	$14,245
11/30/2018	$10,830	$12,692	$13,189	$14,535
12/31/2018	$9,696	$11,359	$11,691	$13,223
1/31/2019	$10,701	$12,529	$13,059	$14,282
2/28/2019	$11,061	$12,927	$13,573	$14,741
3/31/2019	$10,992	$12,992	$13,330	$15,027
4/30/2019	$11,432	$13,420	$13,965	$15,636
5/31/2019	$10,427	$12,558	$12,616	$14,642
6/30/2019	$11,150	$13,407	$13,663	$15,674
7/31/2019	$11,320	$13,518	$13,816	$15,899
8/31/2019	$10,827	$13,041	$13,073	$15,648
9/30/2019	$11,308	$13,571	$13,723	$15,940
10/31/2019	$11,272	$13,644	$13,906	$16,286
11/30/2019	$11,574	$14,007	$14,294	$16,877
12/31/2019	$11,917	$14,433	$14,740	$17,386
1/31/2020	$11,571	$14,153	$14,131	$17,379
2/29/2020	$10,458	$12,751	$12,627	$15,949
3/31/2020	$8,291	$9,857	$9,567	$13,979
4/30/2020	$9,374	$11,173	$10,940	$15,771
5/31/2020	$9,841	$11,691	$11,518	$16,522
6/30/2020	$9,966	$11,823	$11,647	$16,850
7/31/2020	$10,237	$12,381	$11,966	$17,801
8/31/2020	$10,387	$12,872	$12,422	$19,080
9/30/2020	$9,966	$12,580	$11,882	$18,355
10/31/2020	$10,166	$12,697	$12,297	$17,867
11/30/2020	$11,705	$14,480	$14,335	$19,823
12/31/2020	$12,243	$15,150	$15,290	$20,585
1/31/2021	$12,238	$15,115	$15,467	$20,377
2/28/2021	$13,078	$16,286	$16,942	$20,939
3/31/2021	$13,955	$17,127	$18,108	$21,856
4/30/2021	$14,757	$17,955	$18,978	$23,022
5/31/2021	$14,846	$18,310	$19,346	$23,183
6/30/2021	$14,546	$18,097	$18,802	$23,724
7/31/2021	$14,555	$18,209	$18,768	$24,288
8/31/2021	$14,884	$18,599	$19,218	$25,026
9/30/2021	$14,504	$17,914	$18,502	$23,862
10/31/2021	$15,263	$18,868	$19,322	$25,534
11/30/2021	$14,829	$18,294	$18,862	$25,357
12/31/2021	$15,779	$19,443	$19,977	$26,494
1/31/2022	$15,030	$18,613	$19,185	$25,123
2/28/2022	$15,117	$18,526	$19,427	$24,371
3/31/2022	$15,218	$19,089	$19,856	$25,276
4/30/2022	$14,189	$17,955	$18,541	$23,071
5/31/2022	$14,538	$18,300	$18,938	$23,114
6/30/2022	$13,055	$16,288	$17,178	$21,206
7/31/2022	$14,073	$17,690	$18,758	$23,161
8/31/2022	$13,714	$17,148	$18,223	$22,217
9/30/2022	$12,475	$15,485	$16,490	$20,170
10/31/2022	$13,803	$16,948	$18,391	$21,804
11/30/2022	$14,613	$18,019	$19,580	$23,022
12/31/2022	$14,033	$17,104	$18,591	$21,696
1/31/2023	$15,040	$18,485	$20,710	$23,059
2/28/2023	$14,761	$17,893	$20,131	$22,496
3/31/2023	$14,252	$17,330	$19,059	$23,322
4/30/2023	$14,362	$17,331	$18,855	$23,686
5/31/2023	$13,789	$16,562	$18,172	$23,789
6/30/2023	$14,935	$17,998	$19,922	$25,361
7/31/2023	$15,477	$18,782	$20,813	$26,176
8/31/2023	$15,262	$18,117	$20,033	$25,759
9/30/2023	$14,566	$17,196	$18,881	$24,531
10/31/2023	$14,001	$16,344	$17,771	$24,015
11/30/2023	$15,247	$17,885	$19,470	$26,208
12/31/2023	$16,208	$19,278	$21,453	$27,399
1/31/2024	$16,248	$18,933	$20,789	$27,859
2/29/2024	$17,127	$19,837	$21,192	$29,347
3/31/2024	$18,035	$20,864	$22,336	$30,291
4/30/2024	$17,061	$19,772	$20,985	$29,054
5/31/2024	$17,717	$20,482	$21,967	$30,494
6/30/2024	$17,313	$20,154	$21,549	$31,589
7/31/2024	$18,222	$21,372	$23,180	$31,973
8/31/2024	$18,600	$21,775	$23,327	$32,749
9/30/2024	$18,843	$22,185	$23,600	$33,448
10/31/2024	$18,666	$21,906	$23,589	$33,145
11/30/2024	$19,978	$23,519	$25,677	$35,090
12/31/2024	$18,647	$21,798	$23,965	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	15.05%	9.37%	7.06%
Class A with sales charge	8.43%	8.08%	6.43%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000003860
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class C
Trading Symbol	LMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.77%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.19%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,697	$9,857	$9,700	$9,700
2/28/2015	$10,245	$10,261	$10,270	$10,257
3/31/2015	$10,332	$10,242	$10,283	$10,095
4/30/2015	$10,245	$10,126	$10,248	$10,192
5/31/2015	$10,415	$10,305	$10,343	$10,323
6/30/2015	$10,178	$10,041	$10,162	$10,123
7/31/2015	$10,251	$10,027	$9,938	$10,335
8/31/2015	$9,711	$9,553	$9,492	$9,712
9/30/2015	$9,317	$9,234	$9,133	$9,471
10/31/2015	$9,832	$9,798	$9,695	$10,270
11/30/2015	$9,881	$9,826	$9,837	$10,301
12/31/2015	$9,573	$9,522	$9,335	$10,138
1/31/2016	$8,934	$8,996	$8,817	$9,635
2/29/2016	$8,930	$9,059	$9,015	$9,622
3/31/2016	$9,735	$9,895	$9,928	$10,275
4/30/2016	$9,905	$10,108	$10,099	$10,315
5/31/2016	$10,141	$10,273	$10,243	$10,500
6/30/2016	$10,079	$10,367	$10,293	$10,527
7/31/2016	$10,408	$10,806	$10,713	$10,915
8/31/2016	$10,462	$10,783	$10,755	$10,931
9/30/2016	$10,487	$10,828	$10,758	$10,933
10/31/2016	$10,292	$10,566	$10,533	$10,733
11/30/2016	$10,931	$11,227	$11,583	$11,131
12/31/2016	$11,076	$11,426	$11,811	$11,351
1/31/2017	$11,254	$11,618	$11,974	$11,566
2/28/2017	$11,441	$11,943	$12,212	$12,025
3/31/2017	$11,337	$11,856	$12,125	$12,039
4/30/2017	$11,445	$11,878	$12,122	$12,163
5/31/2017	$11,420	$11,842	$11,938	$12,334
6/30/2017	$11,495	$12,018	$12,194	$12,411
7/31/2017	$11,565	$12,177	$12,311	$12,666
8/31/2017	$11,262	$11,950	$12,056	$12,705
9/30/2017	$11,486	$12,275	$12,591	$12,967
10/31/2017	$11,582	$12,374	$12,717	$13,270
11/30/2017	$11,765	$12,793	$13,189	$13,677
12/31/2017	$11,768	$12,951	$13,266	$13,829
1/31/2018	$12,026	$13,248	$13,441	$14,621
2/28/2018	$11,501	$12,596	$12,761	$14,082
3/31/2018	$11,539	$12,627	$12,867	$13,724
4/30/2018	$11,586	$12,689	$12,952	$13,777
5/31/2018	$11,713	$12,827	$13,500	$14,108
6/30/2018	$11,637	$12,931	$13,556	$14,195
7/31/2018	$11,968	$13,282	$13,849	$14,724
8/31/2018	$12,150	$13,463	$14,203	$15,203
9/30/2018	$12,091	$13,357	$14,067	$15,290
10/31/2018	$10,986	$12,395	$12,818	$14,245
11/30/2018	$11,155	$12,692	$13,189	$14,535
12/31/2018	$9,979	$11,359	$11,691	$13,223
1/31/2019	$11,009	$12,529	$13,059	$14,282
2/28/2019	$11,376	$12,927	$13,573	$14,741
3/31/2019	$11,296	$12,992	$13,330	$15,027
4/30/2019	$11,744	$13,420	$13,965	$15,636
5/31/2019	$10,700	$12,558	$12,616	$14,642
6/30/2019	$11,439	$13,407	$13,663	$15,674
7/31/2019	$11,606	$13,518	$13,816	$15,899
8/31/2019	$11,095	$13,041	$13,073	$15,648
9/30/2019	$11,579	$13,571	$13,723	$15,940
10/31/2019	$11,534	$13,644	$13,906	$16,286
11/30/2019	$11,839	$14,007	$14,294	$16,877
12/31/2019	$12,179	$14,433	$14,740	$17,386
1/31/2020	$11,820	$14,153	$14,131	$17,379
2/29/2020	$10,674	$12,751	$12,627	$15,949
3/31/2020	$8,457	$9,857	$9,567	$13,979
4/30/2020	$9,556	$11,173	$10,940	$15,771
5/31/2020	$10,025	$11,691	$11,518	$16,522
6/30/2020	$10,145	$11,823	$11,647	$16,850
7/31/2020	$10,417	$12,381	$11,966	$17,801
8/31/2020	$10,564	$12,872	$12,422	$19,080
9/30/2020	$10,127	$12,580	$11,882	$18,355
10/31/2020	$10,325	$12,697	$12,297	$17,867
11/30/2020	$11,880	$14,480	$14,335	$19,823
12/31/2020	$12,415	$15,150	$15,290	$20,585
1/31/2021	$12,406	$15,115	$15,467	$20,377
2/28/2021	$13,247	$16,286	$16,942	$20,939
3/31/2021	$14,129	$17,127	$18,108	$21,856
4/30/2021	$14,933	$17,955	$18,978	$23,022
5/31/2021	$15,012	$18,310	$19,346	$23,183
6/30/2021	$14,698	$18,097	$18,802	$23,724
7/31/2021	$14,698	$18,209	$18,768	$24,288
8/31/2021	$15,021	$18,599	$19,218	$25,026
9/30/2021	$14,628	$17,914	$18,502	$23,862
10/31/2021	$15,386	$18,868	$19,322	$25,534
11/30/2021	$14,938	$18,294	$18,862	$25,357
12/31/2021	$15,886	$19,443	$19,977	$26,494
1/31/2022	$15,122	$18,613	$19,185	$25,123
2/28/2022	$15,202	$18,526	$19,427	$24,371
3/31/2022	$15,293	$19,089	$19,856	$25,276
4/30/2022	$14,247	$17,955	$18,541	$23,071
5/31/2022	$14,589	$18,300	$18,938	$23,114
6/30/2022	$13,095	$16,288	$17,178	$21,206
7/31/2022	$14,104	$17,690	$18,758	$23,161
8/31/2022	$13,736	$17,148	$18,223	$22,217
9/30/2022	$12,491	$15,485	$16,490	$20,170
10/31/2022	$13,808	$16,948	$18,391	$21,804
11/30/2022	$14,609	$18,019	$19,580	$23,022
12/31/2022	$14,018	$17,104	$18,591	$21,696
1/31/2023	$15,016	$18,485	$20,710	$23,059
2/28/2023	$14,727	$17,893	$20,131	$22,496
3/31/2023	$14,214	$17,330	$19,059	$23,322
4/30/2023	$14,313	$17,331	$18,855	$23,686
5/31/2023	$13,735	$16,562	$18,172	$23,789
6/30/2023	$14,863	$17,998	$19,922	$25,361
7/31/2023	$15,400	$18,782	$20,813	$26,176
8/31/2023	$15,171	$18,117	$20,033	$25,759
9/30/2023	$14,470	$17,196	$18,881	$24,531
10/31/2023	$13,901	$16,344	$17,771	$24,015
11/30/2023	$15,132	$17,885	$19,470	$26,208
12/31/2023	$16,073	$19,278	$21,453	$27,399
1/31/2024	$16,101	$18,933	$20,789	$27,859
2/29/2024	$16,963	$19,837	$21,192	$29,347
3/31/2024	$17,848	$20,864	$22,336	$30,291
4/30/2024	$16,875	$19,772	$20,986	$29,054
5/31/2024	$17,518	$20,482	$21,967	$30,494
6/30/2024	$17,106	$20,154	$21,549	$31,589
7/31/2024	$17,990	$21,372	$23,180	$31,973
8/31/2024	$18,353	$21,775	$23,327	$32,749
9/30/2024	$18,584	$22,185	$23,600	$33,448
10/31/2024	$18,397	$21,906	$23,589	$33,145
11/30/2024	$19,677	$23,519	$25,677	$35,090
12/31/2024	$18,354	$21,798	$23,965	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	14.19%	8.55%	6.26%
Class C with sales charge	13.19%	8.55%	6.26%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054846
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class F
Trading Symbol	LMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.22%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,704	$9,857	$9,700	$9,700
2/28/2015	$10,261	$10,261	$10,270	$10,257
3/31/2015	$10,355	$10,242	$10,283	$10,095
4/30/2015	$10,277	$10,126	$10,248	$10,192
5/31/2015	$10,456	$10,305	$10,343	$10,323
6/30/2015	$10,226	$10,041	$10,162	$10,123
7/31/2015	$10,306	$10,027	$9,938	$10,335
8/31/2015	$9,772	$9,553	$9,492	$9,712
9/30/2015	$9,378	$9,234	$9,133	$9,471
10/31/2015	$9,908	$9,798	$9,695	$10,270
11/30/2015	$9,963	$9,826	$9,837	$10,301
12/31/2015	$9,659	$9,522	$9,335	$10,138
1/31/2016	$9,021	$8,996	$8,817	$9,635
2/29/2016	$9,025	$9,059	$9,015	$9,622
3/31/2016	$9,844	$9,895	$9,928	$10,275
4/30/2016	$10,025	$10,108	$10,099	$10,315
5/31/2016	$10,272	$10,273	$10,243	$10,500
6/30/2016	$10,213	$10,367	$10,293	$10,527
7/31/2016	$10,553	$10,806	$10,713	$10,915
8/31/2016	$10,615	$10,783	$10,755	$10,931
9/30/2016	$10,651	$10,828	$10,758	$10,933
10/31/2016	$10,458	$10,566	$10,533	$10,733
11/30/2016	$11,119	$11,227	$11,583	$11,131
12/31/2016	$11,278	$11,426	$11,811	$11,351
1/31/2017	$11,464	$11,618	$11,974	$11,566
2/28/2017	$11,663	$11,943	$12,212	$12,025
3/31/2017	$11,568	$11,856	$12,125	$12,039
4/30/2017	$11,683	$11,878	$12,122	$12,163
5/31/2017	$11,667	$11,842	$11,938	$12,334
6/30/2017	$11,754	$12,018	$12,194	$12,411
7/31/2017	$11,837	$12,177	$12,311	$12,666
8/31/2017	$11,535	$11,950	$12,056	$12,705
9/30/2017	$11,769	$12,275	$12,591	$12,967
10/31/2017	$11,880	$12,374	$12,717	$13,270
11/30/2017	$12,075	$12,793	$13,189	$13,677
12/31/2017	$12,090	$12,951	$13,266	$13,829
1/31/2018	$12,359	$13,248	$13,441	$14,621
2/28/2018	$11,829	$12,596	$12,761	$14,082
3/31/2018	$11,882	$12,627	$12,867	$13,724
4/30/2018	$11,935	$12,689	$12,952	$13,777
5/31/2018	$12,078	$12,827	$13,500	$14,108
6/30/2018	$12,009	$12,931	$13,556	$14,195
7/31/2018	$12,360	$13,282	$13,849	$14,724
8/31/2018	$12,556	$13,463	$14,203	$15,203
9/30/2018	$12,503	$13,357	$14,067	$15,290
10/31/2018	$11,378	$12,395	$12,818	$14,245
11/30/2018	$11,565	$12,692	$13,189	$14,535
12/31/2018	$10,352	$11,359	$11,691	$13,223
1/31/2019	$11,427	$12,529	$13,059	$14,282
2/28/2019	$11,818	$12,927	$13,573	$14,741
3/31/2019	$11,744	$12,992	$13,330	$15,027
4/30/2019	$12,214	$13,420	$13,965	$15,636
5/31/2019	$11,139	$12,558	$12,616	$14,642
6/30/2019	$11,918	$13,407	$13,663	$15,674
7/31/2019	$12,097	$13,518	$13,816	$15,899
8/31/2019	$11,575	$13,041	$13,073	$15,648
9/30/2019	$12,089	$13,571	$13,723	$15,940
10/31/2019	$12,054	$13,644	$13,906	$16,286
11/30/2019	$12,380	$14,007	$14,294	$16,877
12/31/2019	$12,747	$14,433	$14,740	$17,386
1/31/2020	$12,378	$14,153	$14,131	$17,379
2/29/2020	$11,191	$12,751	$12,627	$15,949
3/31/2020	$8,870	$9,857	$9,567	$13,979
4/30/2020	$10,030	$11,173	$10,940	$15,771
5/31/2020	$10,534	$11,691	$11,518	$16,522
6/30/2020	$10,665	$11,823	$11,647	$16,850
7/31/2020	$10,957	$12,381	$11,966	$17,801
8/31/2020	$11,119	$12,872	$12,422	$19,080
9/30/2020	$10,669	$12,580	$11,882	$18,355
10/31/2020	$10,885	$12,697	$12,297	$17,867
11/30/2020	$12,536	$14,480	$14,335	$19,823
12/31/2020	$13,112	$15,150	$15,290	$20,585
1/31/2021	$13,107	$15,115	$15,467	$20,377
2/28/2021	$14,010	$16,286	$16,942	$20,939
3/31/2021	$14,954	$17,127	$18,108	$21,856
4/30/2021	$15,816	$17,955	$18,978	$23,022
5/31/2021	$15,911	$18,310	$19,346	$23,183
6/30/2021	$15,592	$18,097	$18,802	$23,724
7/31/2021	$15,606	$18,209	$18,768	$24,288
8/31/2021	$15,957	$18,599	$19,218	$25,026
9/30/2021	$15,551	$17,914	$18,502	$23,862
10/31/2021	$16,372	$18,868	$19,322	$25,534
11/30/2021	$15,902	$18,294	$18,862	$25,357
12/31/2021	$16,926	$19,443	$19,977	$26,494
1/31/2022	$16,125	$18,613	$19,185	$25,123
2/28/2022	$16,220	$18,526	$19,427	$24,371
3/31/2022	$16,329	$19,089	$19,856	$25,276
4/30/2022	$15,225	$17,955	$18,541	$23,071
5/31/2022	$15,603	$18,300	$18,938	$23,114
6/30/2022	$14,016	$16,288	$17,178	$21,206
7/31/2022	$15,108	$17,690	$18,758	$23,161
8/31/2022	$14,725	$17,148	$18,223	$22,217
9/30/2022	$13,398	$15,485	$16,490	$20,170
10/31/2022	$14,826	$16,948	$18,391	$21,804
11/30/2022	$15,699	$18,019	$19,580	$23,022
12/31/2022	$15,076	$17,104	$18,591	$21,696
1/31/2023	$16,158	$18,485	$20,710	$23,059
2/28/2023	$15,860	$17,893	$20,131	$22,496
3/31/2023	$15,314	$17,330	$19,059	$23,322
4/30/2023	$15,438	$17,331	$18,855	$23,686
5/31/2023	$14,821	$16,562	$18,172	$23,789
6/30/2023	$16,055	$17,998	$19,922	$25,361
7/31/2023	$16,643	$18,782	$20,813	$26,176
8/31/2023	$16,409	$18,117	$20,033	$25,759
9/30/2023	$15,665	$17,196	$18,881	$24,531
10/31/2023	$15,057	$16,344	$17,771	$24,015
11/30/2023	$16,404	$17,885	$19,470	$26,208
12/31/2023	$17,441	$19,278	$21,453	$27,399
1/31/2024	$17,485	$18,933	$20,789	$27,859
2/29/2024	$18,434	$19,837	$21,192	$29,347
3/31/2024	$19,410	$20,864	$22,336	$30,291
4/30/2024	$18,368	$19,772	$20,986	$29,054
5/31/2024	$19,075	$20,482	$21,967	$30,494
6/30/2024	$18,642	$20,154	$21,549	$31,589
7/31/2024	$19,626	$21,372	$23,180	$31,973
8/31/2024	$20,032	$21,775	$23,327	$32,749
9/30/2024	$20,295	$22,185	$23,600	$33,448
10/31/2024	$20,109	$21,906	$23,589	$33,145
11/30/2024	$21,524	$23,519	$25,677	$35,090
12/31/2024	$20,095	$21,798	$23,965	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	15.22%	9.53%	7.23%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188260
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class F3
Trading Symbol	LOVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.43%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,130	$10,048	$10,067	$10,112
5/31/2017	$10,116	$10,017	$9,914	$10,254
6/30/2017	$10,192	$10,166	$10,126	$10,318
7/31/2017	$10,264	$10,301	$10,224	$10,530
8/31/2017	$10,007	$10,109	$10,012	$10,562
9/30/2017	$10,212	$10,384	$10,456	$10,780
10/31/2017	$10,308	$10,468	$10,561	$11,032
11/30/2017	$10,479	$10,822	$10,953	$11,370
12/31/2017	$10,494	$10,956	$11,017	$11,496
1/31/2018	$10,730	$11,207	$11,163	$12,155
2/28/2018	$10,272	$10,655	$10,597	$11,707
3/31/2018	$10,317	$10,682	$10,686	$11,409
4/30/2018	$10,367	$10,735	$10,756	$11,453
5/31/2018	$10,490	$10,851	$11,211	$11,729
6/30/2018	$10,430	$10,939	$11,258	$11,801
7/31/2018	$10,738	$11,236	$11,501	$12,240
8/31/2018	$10,911	$11,389	$11,795	$12,639
9/30/2018	$10,865	$11,299	$11,682	$12,711
10/31/2018	$9,888	$10,485	$10,645	$11,842
11/30/2018	$10,050	$10,736	$10,953	$12,083
12/31/2018	$8,999	$9,609	$9,709	$10,992
1/31/2019	$9,937	$10,599	$10,845	$11,873
2/28/2019	$10,276	$10,936	$11,272	$12,255
3/31/2019	$10,216	$10,990	$11,070	$12,493
4/30/2019	$10,627	$11,353	$11,598	$12,998
5/31/2019	$9,692	$10,624	$10,477	$12,172
6/30/2019	$10,370	$11,341	$11,346	$13,030
7/31/2019	$10,529	$11,436	$11,474	$13,218
8/31/2019	$10,077	$11,032	$10,857	$13,008
9/30/2019	$10,526	$11,480	$11,397	$13,252
10/31/2019	$10,495	$11,542	$11,549	$13,539
11/30/2019	$10,778	$11,849	$11,870	$14,030
12/31/2019	$11,101	$12,210	$12,241	$14,453
1/31/2020	$10,781	$11,972	$11,736	$14,448
2/29/2020	$9,747	$10,787	$10,486	$13,258
3/31/2020	$7,731	$8,338	$7,945	$11,621
4/30/2020	$8,741	$9,452	$9,085	$13,111
5/31/2020	$9,182	$9,890	$9,565	$13,735
6/30/2020	$9,299	$10,002	$9,673	$14,008
7/31/2020	$9,556	$10,474	$9,937	$14,798
8/31/2020	$9,701	$10,889	$10,316	$15,862
9/30/2020	$9,307	$10,642	$9,867	$15,259
10/31/2020	$9,498	$10,741	$10,212	$14,853
11/30/2020	$10,937	$12,249	$11,905	$16,479
12/31/2020	$11,446	$12,816	$12,698	$17,113
1/31/2021	$11,442	$12,787	$12,845	$16,940
2/28/2021	$12,233	$13,777	$14,070	$17,407
3/31/2021	$13,056	$14,489	$15,038	$18,169
4/30/2021	$13,808	$15,189	$15,761	$19,139
5/31/2021	$13,895	$15,489	$16,066	$19,273
6/30/2021	$13,618	$15,309	$15,615	$19,723
7/31/2021	$13,634	$15,404	$15,586	$20,191
8/31/2021	$13,943	$15,734	$15,960	$20,805
9/30/2021	$13,591	$15,154	$15,365	$19,838
10/31/2021	$14,307	$15,961	$16,046	$21,227
11/30/2021	$13,903	$15,476	$15,664	$21,080
12/31/2021	$14,798	$16,448	$16,590	$22,025
1/31/2022	$14,102	$15,746	$15,933	$20,885
2/28/2022	$14,189	$15,672	$16,133	$20,260
3/31/2022	$14,284	$16,148	$16,490	$21,012
4/30/2022	$13,320	$15,189	$15,398	$19,180
5/31/2022	$13,653	$15,480	$15,728	$19,215
6/30/2022	$12,265	$13,779	$14,266	$17,629
7/31/2022	$13,223	$14,964	$15,578	$19,254
8/31/2022	$12,890	$14,507	$15,134	$18,469
9/30/2022	$11,734	$13,099	$13,694	$16,768
10/31/2022	$12,982	$14,337	$15,273	$18,126
11/30/2022	$13,749	$15,243	$16,260	$19,139
12/31/2022	$13,202	$14,469	$15,440	$18,036
1/31/2023	$14,158	$15,638	$17,199	$19,169
2/28/2023	$13,899	$15,137	$16,719	$18,702
3/31/2023	$13,424	$14,660	$15,828	$19,388
4/30/2023	$13,532	$14,661	$15,658	$19,691
5/31/2023	$12,995	$14,011	$15,091	$19,777
6/30/2023	$14,078	$15,226	$16,544	$21,083
7/31/2023	$14,598	$15,889	$17,285	$21,761
8/31/2023	$14,395	$15,326	$16,637	$21,414
9/30/2023	$13,743	$14,547	$15,680	$20,393
10/31/2023	$13,215	$13,826	$14,758	$19,964
11/30/2023	$14,395	$15,130	$16,169	$21,788
12/31/2023	$15,307	$16,308	$17,816	$22,777
1/31/2024	$15,346	$16,016	$17,265	$23,160
2/29/2024	$16,181	$16,781	$17,599	$24,397
3/31/2024	$17,041	$17,650	$18,549	$25,182
4/30/2024	$16,129	$16,726	$17,428	$24,153
5/31/2024	$16,755	$17,327	$18,243	$25,351
6/30/2024	$16,377	$17,049	$17,896	$26,260
7/31/2024	$17,243	$18,079	$19,250	$26,580
8/31/2024	$17,602	$18,420	$19,372	$27,225
9/30/2024	$17,841	$18,767	$19,599	$27,806
10/31/2024	$17,679	$18,532	$19,590	$27,554
11/30/2024	$18,926	$19,896	$21,323	$29,172
12/31/2024	$17,670	$18,440	$19,902	$28,476

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	15.43%	9.74%	7.63%
Russell Mid Cap Value Index	13.07%	8.59%	8.22%
S&P MidCap 400 Value Index	11.71%	10.21%	9.30%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	14.47%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000003862
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class I
Trading Symbol	LMCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.32%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,708	$9,857	$9,700	$9,700
2/28/2015	$10,265	$10,261	$10,270	$10,257
3/31/2015	$10,362	$10,242	$10,283	$10,095
4/30/2015	$10,284	$10,126	$10,248	$10,192
5/31/2015	$10,463	$10,305	$10,343	$10,323
6/30/2015	$10,234	$10,041	$10,162	$10,123
7/31/2015	$10,313	$10,027	$9,938	$10,335
8/31/2015	$9,780	$9,553	$9,492	$9,712
9/30/2015	$9,386	$9,234	$9,133	$9,471
10/31/2015	$9,916	$9,798	$9,695	$10,270
11/30/2015	$9,974	$9,826	$9,837	$10,301
12/31/2015	$9,669	$9,522	$9,335	$10,138
1/31/2016	$9,032	$8,996	$8,817	$9,635
2/29/2016	$9,035	$9,059	$9,015	$9,622
3/31/2016	$9,858	$9,895	$9,928	$10,275
4/30/2016	$10,039	$10,108	$10,099	$10,315
5/31/2016	$10,287	$10,273	$10,243	$10,500
6/30/2016	$10,232	$10,367	$10,293	$10,527
7/31/2016	$10,576	$10,806	$10,713	$10,915
8/31/2016	$10,639	$10,783	$10,755	$10,931
9/30/2016	$10,674	$10,828	$10,758	$10,933
10/31/2016	$10,481	$10,566	$10,533	$10,733
11/30/2016	$11,147	$11,227	$11,583	$11,131
12/31/2016	$11,303	$11,426	$11,811	$11,351
1/31/2017	$11,490	$11,618	$11,974	$11,566
2/28/2017	$11,692	$11,943	$12,212	$12,025
3/31/2017	$11,597	$11,856	$12,125	$12,039
4/30/2017	$11,716	$11,878	$12,122	$12,163
5/31/2017	$11,700	$11,842	$11,938	$12,334
6/30/2017	$11,784	$12,018	$12,194	$12,411
7/31/2017	$11,871	$12,177	$12,311	$12,666
8/31/2017	$11,569	$11,950	$12,056	$12,705
9/30/2017	$11,807	$12,275	$12,591	$12,967
10/31/2017	$11,915	$12,374	$12,717	$13,270
11/30/2017	$12,113	$12,793	$13,189	$13,677
12/31/2017	$12,128	$12,951	$13,266	$13,829
1/31/2018	$12,402	$13,248	$13,441	$14,621
2/28/2018	$11,870	$12,596	$12,761	$14,082
3/31/2018	$11,923	$12,627	$12,867	$13,724
4/30/2018	$11,980	$12,689	$12,952	$13,777
5/31/2018	$12,123	$12,827	$13,500	$14,108
6/30/2018	$12,054	$12,931	$13,556	$14,195
7/31/2018	$12,407	$13,282	$13,849	$14,724
8/31/2018	$12,607	$13,463	$14,203	$15,203
9/30/2018	$12,554	$13,357	$14,067	$15,290
10/31/2018	$11,417	$12,395	$12,818	$14,245
11/30/2018	$11,605	$12,692	$13,189	$14,535
12/31/2018	$10,389	$11,359	$11,691	$13,223
1/31/2019	$11,472	$12,529	$13,059	$14,282
2/28/2019	$11,860	$12,927	$13,573	$14,741
3/31/2019	$11,791	$12,992	$13,330	$15,027
4/30/2019	$12,262	$13,420	$13,965	$15,636
5/31/2019	$11,188	$12,558	$12,616	$14,642
6/30/2019	$11,965	$13,407	$13,663	$15,674
7/31/2019	$12,150	$13,518	$13,816	$15,899
8/31/2019	$11,626	$13,041	$13,073	$15,648
9/30/2019	$12,141	$13,571	$13,723	$15,940
10/31/2019	$12,106	$13,644	$13,906	$16,286
11/30/2019	$12,438	$14,007	$14,294	$16,877
12/31/2019	$12,806	$14,433	$14,740	$17,386
1/31/2020	$12,440	$14,153	$14,131	$17,379
2/29/2020	$11,242	$12,751	$12,627	$15,949
3/31/2020	$8,914	$9,857	$9,567	$13,979
4/30/2020	$10,080	$11,173	$10,940	$15,771
5/31/2020	$10,586	$11,691	$11,518	$16,522
6/30/2020	$10,722	$11,823	$11,647	$16,850
7/31/2020	$11,016	$12,381	$11,966	$17,801
8/31/2020	$11,178	$12,872	$12,422	$19,080
9/30/2020	$10,726	$12,580	$11,882	$18,355
10/31/2020	$10,943	$12,697	$12,297	$17,867
11/30/2020	$12,607	$14,480	$14,335	$19,823
12/31/2020	$13,189	$15,150	$15,290	$20,585
1/31/2021	$13,185	$15,115	$15,467	$20,377
2/28/2021	$14,093	$16,286	$16,942	$20,939
3/31/2021	$15,042	$17,127	$18,108	$21,856
4/30/2021	$15,909	$17,955	$18,978	$23,022
5/31/2021	$16,010	$18,310	$19,346	$23,183
6/30/2021	$15,689	$18,097	$18,802	$23,724
7/31/2021	$15,702	$18,209	$18,768	$24,288
8/31/2021	$16,060	$18,599	$19,218	$25,026
9/30/2021	$15,652	$17,914	$18,502	$23,862
10/31/2021	$16,477	$18,868	$19,322	$25,534
11/30/2021	$16,010	$18,294	$18,862	$25,357
12/31/2021	$17,039	$19,443	$19,977	$26,494
1/31/2022	$16,232	$18,613	$19,185	$25,123
2/28/2022	$16,332	$18,526	$19,427	$24,371
3/31/2022	$16,443	$19,089	$19,856	$25,276
4/30/2022	$15,335	$17,955	$18,541	$23,071
5/31/2022	$15,716	$18,300	$18,938	$23,114
6/30/2022	$14,118	$16,288	$17,178	$21,206
7/31/2022	$15,218	$17,690	$18,758	$23,161
8/31/2022	$14,832	$17,148	$18,223	$22,217
9/30/2022	$13,501	$15,485	$16,490	$20,170
10/31/2022	$14,939	$16,948	$18,391	$21,804
11/30/2022	$15,818	$18,019	$19,580	$23,022
12/31/2022	$15,190	$17,104	$18,591	$21,696
1/31/2023	$16,286	$18,485	$20,710	$23,059
2/28/2023	$15,986	$17,893	$20,131	$22,496
3/31/2023	$15,441	$17,330	$19,059	$23,322
4/30/2023	$15,561	$17,331	$18,855	$23,686
5/31/2023	$14,944	$16,562	$18,172	$23,789
6/30/2023	$16,188	$17,998	$19,922	$25,361
7/31/2023	$16,780	$18,782	$20,813	$26,176
8/31/2023	$16,545	$18,117	$20,033	$25,759
9/30/2023	$15,795	$17,196	$18,881	$24,531
10/31/2023	$15,187	$16,344	$17,771	$24,015
11/30/2023	$16,545	$17,885	$19,470	$26,208
12/31/2023	$17,590	$19,278	$21,453	$27,399
1/31/2024	$17,635	$18,933	$20,789	$27,859
2/29/2024	$18,598	$19,837	$21,192	$29,347
3/31/2024	$19,584	$20,864	$22,336	$30,291
4/30/2024	$18,532	$19,772	$20,986	$29,054
5/31/2024	$19,252	$20,482	$21,967	$30,494
6/30/2024	$18,814	$20,154	$21,549	$31,589
7/31/2024	$19,808	$21,372	$23,180	$31,973
8/31/2024	$20,218	$21,775	$23,327	$32,749
9/30/2024	$20,490	$22,185	$23,600	$33,448
10/31/2024	$20,301	$21,906	$23,589	$33,145
11/30/2024	$21,731	$23,519	$25,677	$35,090
12/31/2024	$20,285	$21,798	$23,965	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	15.32%	9.64%	7.33%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000003861
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class P
Trading Symbol	LMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$131	1.22%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.82%, reflecting performance at the net asset value (NAV) of Class P shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,705	$9,857	$9,700	$9,700
2/28/2015	$10,259	$10,261	$10,270	$10,257
3/31/2015	$10,355	$10,242	$10,283	$10,095
4/30/2015	$10,271	$10,126	$10,248	$10,192
5/31/2015	$10,446	$10,305	$10,343	$10,323
6/30/2015	$10,215	$10,041	$10,162	$10,123
7/31/2015	$10,293	$10,027	$9,938	$10,335
8/31/2015	$9,755	$9,553	$9,492	$9,712
9/30/2015	$9,360	$9,234	$9,133	$9,471
10/31/2015	$9,886	$9,798	$9,695	$10,270
11/30/2015	$9,938	$9,826	$9,837	$10,301
12/31/2015	$9,632	$9,522	$9,335	$10,138
1/31/2016	$8,995	$8,996	$8,817	$9,635
2/29/2016	$8,995	$9,059	$9,015	$9,622
3/31/2016	$9,809	$9,895	$9,928	$10,275
4/30/2016	$9,985	$10,108	$10,099	$10,315
5/31/2016	$10,226	$10,273	$10,243	$10,500
6/30/2016	$10,169	$10,367	$10,293	$10,527
7/31/2016	$10,503	$10,806	$10,713	$10,915
8/31/2016	$10,563	$10,783	$10,755	$10,931
9/30/2016	$10,595	$10,828	$10,758	$10,933
10/31/2016	$10,399	$10,566	$10,533	$10,733
11/30/2016	$11,053	$11,227	$11,583	$11,131
12/31/2016	$11,207	$11,426	$11,811	$11,351
1/31/2017	$11,388	$11,618	$11,974	$11,566
2/28/2017	$11,585	$11,943	$12,212	$12,025
3/31/2017	$11,485	$11,856	$12,125	$12,039
4/30/2017	$11,597	$11,878	$12,122	$12,163
5/31/2017	$11,577	$11,842	$11,938	$12,334
6/30/2017	$11,658	$12,018	$12,194	$12,411
7/31/2017	$11,738	$12,177	$12,311	$12,666
8/31/2017	$11,436	$11,950	$12,056	$12,705
9/30/2017	$11,666	$12,275	$12,591	$12,967
10/31/2017	$11,770	$12,374	$12,717	$13,270
11/30/2017	$11,960	$12,793	$13,189	$13,677
12/31/2017	$11,973	$12,951	$13,266	$13,829
1/31/2018	$12,237	$13,248	$13,441	$14,621
2/28/2018	$11,709	$12,596	$12,761	$14,082
3/31/2018	$11,754	$12,627	$12,867	$13,724
4/30/2018	$11,808	$12,689	$12,952	$13,777
5/31/2018	$11,944	$12,827	$13,500	$14,108
6/30/2018	$11,870	$12,931	$13,556	$14,195
7/31/2018	$12,218	$13,282	$13,849	$14,724
8/31/2018	$12,408	$13,463	$14,203	$15,203
9/30/2018	$12,350	$13,357	$14,067	$15,290
10/31/2018	$11,227	$12,395	$12,818	$14,245
11/30/2018	$11,408	$12,692	$13,189	$14,535
12/31/2018	$10,212	$11,359	$11,691	$13,223
1/31/2019	$11,266	$12,529	$13,059	$14,282
2/28/2019	$11,648	$12,927	$13,573	$14,741
3/31/2019	$11,574	$12,992	$13,330	$15,027
4/30/2019	$12,035	$13,420	$13,965	$15,636
5/31/2019	$10,972	$12,558	$12,616	$14,642
6/30/2019	$11,732	$13,407	$13,663	$15,674
7/31/2019	$11,908	$13,518	$13,816	$15,899
8/31/2019	$11,390	$13,041	$13,073	$15,648
9/30/2019	$11,891	$13,571	$13,723	$15,940
10/31/2019	$11,851	$13,644	$13,906	$16,286
11/30/2019	$12,167	$14,007	$14,294	$16,877
12/31/2019	$12,529	$14,433	$14,740	$17,386
1/31/2020	$12,163	$14,153	$14,131	$17,379
2/29/2020	$10,990	$12,751	$12,627	$15,949
3/31/2020	$8,712	$9,857	$9,567	$13,979
4/30/2020	$9,844	$11,173	$10,940	$15,771
5/31/2020	$10,338	$11,691	$11,518	$16,522
6/30/2020	$10,465	$11,823	$11,647	$16,850
7/31/2020	$10,745	$12,381	$11,966	$17,801
8/31/2020	$10,904	$12,872	$12,422	$19,080
9/30/2020	$10,460	$12,580	$11,882	$18,355
10/31/2020	$10,668	$12,697	$12,297	$17,867
11/30/2020	$12,280	$14,480	$14,335	$19,823
12/31/2020	$12,844	$15,150	$15,290	$20,585
1/31/2021	$12,834	$15,115	$15,467	$20,377
2/28/2021	$13,713	$16,286	$16,942	$20,939
3/31/2021	$14,633	$17,127	$18,108	$21,856
4/30/2021	$15,470	$17,955	$18,978	$23,022
5/31/2021	$15,561	$18,310	$19,346	$23,183
6/30/2021	$15,246	$18,097	$18,802	$23,724
7/31/2021	$15,250	$18,209	$18,768	$24,288
8/31/2021	$15,593	$18,599	$19,218	$25,026
9/30/2021	$15,191	$17,914	$18,502	$23,862
10/31/2021	$15,987	$18,868	$19,322	$25,534
11/30/2021	$15,525	$18,294	$18,862	$25,357
12/31/2021	$16,522	$19,443	$19,977	$26,494
1/31/2022	$15,734	$18,613	$19,185	$25,123
2/28/2022	$15,823	$18,526	$19,427	$24,371
3/31/2022	$15,923	$19,089	$19,856	$25,276
4/30/2022	$14,846	$17,955	$18,541	$23,071
5/31/2022	$15,210	$18,300	$18,938	$23,114
6/30/2022	$13,654	$16,288	$17,178	$21,206
7/31/2022	$14,714	$17,690	$18,758	$23,161
8/31/2022	$14,335	$17,148	$18,223	$22,217
9/30/2022	$13,045	$15,485	$16,490	$20,170
10/31/2022	$14,426	$16,948	$18,391	$21,804
11/30/2022	$15,271	$18,019	$19,580	$23,022
12/31/2022	$14,660	$17,104	$18,591	$21,696
1/31/2023	$15,711	$18,485	$20,710	$23,059
2/28/2023	$15,413	$17,893	$20,131	$22,496
3/31/2023	$14,882	$17,330	$19,059	$23,322
4/30/2023	$14,996	$17,331	$18,855	$23,686
5/31/2023	$14,395	$16,562	$18,172	$23,789
6/30/2023	$15,587	$17,998	$19,922	$25,361
7/31/2023	$16,153	$18,782	$20,813	$26,176
8/31/2023	$15,919	$18,117	$20,033	$25,759
9/30/2023	$15,196	$17,196	$18,881	$24,531
10/31/2023	$14,604	$16,344	$17,771	$24,015
11/30/2023	$15,903	$17,885	$19,470	$26,208
12/31/2023	$16,899	$19,278	$21,453	$27,399
1/31/2024	$16,938	$18,933	$20,789	$27,859
2/29/2024	$17,852	$19,837	$21,192	$29,347
3/31/2024	$18,795	$20,864	$22,336	$30,291
4/30/2024	$17,781	$19,772	$20,986	$29,054
5/31/2024	$18,460	$20,482	$21,967	$30,494
6/30/2024	$18,033	$20,154	$21,549	$31,589
7/31/2024	$18,981	$21,372	$23,180	$31,973
8/31/2024	$19,370	$21,775	$23,327	$32,749
9/30/2024	$19,622	$22,185	$23,600	$33,448
10/31/2024	$19,430	$21,906	$23,589	$33,145
11/30/2024	$20,794	$23,519	$25,677	$35,090
12/31/2024	$19,404	$21,798	$23,965	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	14.82%	9.14%	6.85%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054847
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R2
Trading Symbol	LMCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$148	1.38%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.62%, reflecting performance at the net asset value (NAV) of Class R2 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,698	$9,857	$9,700	$9,700
2/28/2015	$10,255	$10,261	$10,270	$10,257
3/31/2015	$10,341	$10,242	$10,283	$10,095
4/30/2015	$10,259	$10,126	$10,248	$10,192
5/31/2015	$10,435	$10,305	$10,343	$10,323
6/30/2015	$10,200	$10,041	$10,162	$10,123
7/31/2015	$10,276	$10,027	$9,938	$10,335
8/31/2015	$9,739	$9,553	$9,492	$9,712
9/30/2015	$9,342	$9,234	$9,133	$9,471
10/31/2015	$9,864	$9,798	$9,695	$10,270
11/30/2015	$9,919	$9,826	$9,837	$10,301
12/31/2015	$9,608	$9,522	$9,335	$10,138
1/31/2016	$8,971	$8,996	$8,817	$9,635
2/29/2016	$8,971	$9,059	$9,015	$9,622
3/31/2016	$9,781	$9,895	$9,928	$10,275
4/30/2016	$9,955	$10,108	$10,099	$10,315
5/31/2016	$10,198	$10,273	$10,243	$10,500
6/30/2016	$10,139	$10,367	$10,293	$10,527
7/31/2016	$10,471	$10,806	$10,713	$10,915
8/31/2016	$10,530	$10,783	$10,755	$10,931
9/30/2016	$10,561	$10,828	$10,758	$10,933
10/31/2016	$10,364	$10,566	$10,533	$10,733
11/30/2016	$11,013	$11,227	$11,583	$11,131
12/31/2016	$11,165	$11,426	$11,811	$11,351
1/31/2017	$11,346	$11,618	$11,974	$11,566
2/28/2017	$11,540	$11,943	$12,212	$12,025
3/31/2017	$11,437	$11,856	$12,125	$12,039
4/30/2017	$11,548	$11,878	$12,122	$12,163
5/31/2017	$11,528	$11,842	$11,938	$12,334
6/30/2017	$11,607	$12,018	$12,194	$12,411
7/31/2017	$11,686	$12,177	$12,311	$12,666
8/31/2017	$11,382	$11,950	$12,056	$12,705
9/30/2017	$11,611	$12,275	$12,591	$12,967
10/31/2017	$11,713	$12,374	$12,717	$13,270
11/30/2017	$11,899	$12,793	$13,189	$13,677
12/31/2017	$11,911	$12,951	$13,266	$13,829
1/31/2018	$12,174	$13,248	$13,441	$14,621
2/28/2018	$11,643	$12,596	$12,761	$14,082
3/31/2018	$11,692	$12,627	$12,867	$13,724
4/30/2018	$11,740	$12,689	$12,952	$13,777
5/31/2018	$11,874	$12,827	$13,500	$14,108
6/30/2018	$11,801	$12,931	$13,556	$14,195
7/31/2018	$12,143	$13,282	$13,849	$14,724
8/31/2018	$12,329	$13,463	$14,203	$15,203
9/30/2018	$12,272	$13,357	$14,067	$15,290
10/31/2018	$11,154	$12,395	$12,818	$14,245
11/30/2018	$11,332	$12,692	$13,189	$14,535
12/31/2018	$10,143	$11,359	$11,691	$13,223
1/31/2019	$11,190	$12,529	$13,059	$14,282
2/28/2019	$11,565	$12,927	$13,573	$14,741
3/31/2019	$11,492	$12,992	$13,330	$15,027
4/30/2019	$11,944	$13,420	$13,965	$15,636
5/31/2019	$10,893	$12,558	$12,616	$14,642
6/30/2019	$11,643	$13,407	$13,663	$15,674
7/31/2019	$11,816	$13,518	$13,816	$15,899
8/31/2019	$11,299	$13,041	$13,073	$15,648
9/30/2019	$11,799	$13,571	$13,723	$15,940
10/31/2019	$11,756	$13,644	$13,906	$16,286
11/30/2019	$12,070	$14,007	$14,294	$16,877
12/31/2019	$12,421	$14,433	$14,740	$17,386
1/31/2020	$12,060	$14,153	$14,131	$17,379
2/29/2020	$10,895	$12,751	$12,627	$15,949
3/31/2020	$8,632	$9,857	$9,567	$13,979
4/30/2020	$9,757	$11,173	$10,940	$15,771
5/31/2020	$10,242	$11,691	$11,518	$16,522
6/30/2020	$10,370	$11,823	$11,647	$16,850
7/31/2020	$10,648	$12,381	$11,966	$17,801
8/31/2020	$10,802	$12,872	$12,422	$19,080
9/30/2020	$10,357	$12,580	$11,882	$18,355
10/31/2020	$10,564	$12,697	$12,297	$17,867
11/30/2020	$12,161	$14,480	$14,335	$19,823
12/31/2020	$12,716	$15,150	$15,290	$20,585
1/31/2021	$12,707	$15,115	$15,467	$20,377
2/28/2021	$13,575	$16,286	$16,942	$20,939
3/31/2021	$14,482	$17,127	$18,108	$21,856
4/30/2021	$15,310	$17,955	$18,978	$23,022
5/31/2021	$15,399	$18,310	$19,346	$23,183
6/30/2021	$15,083	$18,097	$18,802	$23,724
7/31/2021	$15,087	$18,209	$18,768	$24,288
8/31/2021	$15,426	$18,599	$19,218	$25,026
9/30/2021	$15,025	$17,914	$18,502	$23,862
10/31/2021	$15,808	$18,868	$19,322	$25,534
11/30/2021	$15,350	$18,294	$18,862	$25,357
12/31/2021	$16,334	$19,443	$19,977	$26,494
1/31/2022	$15,551	$18,613	$19,185	$25,123
2/28/2022	$15,638	$18,526	$19,427	$24,371
3/31/2022	$15,740	$19,089	$19,856	$25,276
4/30/2022	$14,667	$17,955	$18,541	$23,071
5/31/2022	$15,024	$18,300	$18,938	$23,114
6/30/2022	$13,492	$16,288	$17,178	$21,206
7/31/2022	$14,534	$17,690	$18,758	$23,161
8/31/2022	$14,162	$17,148	$18,223	$22,217
9/30/2022	$12,882	$15,485	$16,490	$20,170
10/31/2022	$14,245	$16,948	$18,391	$21,804
11/30/2022	$15,078	$18,019	$19,580	$23,022
12/31/2022	$14,473	$17,104	$18,591	$21,696
1/31/2023	$15,505	$18,485	$20,710	$23,059
2/28/2023	$15,217	$17,893	$20,131	$22,496
3/31/2023	$14,688	$17,330	$19,059	$23,322
4/30/2023	$14,798	$17,331	$18,855	$23,686
5/31/2023	$14,201	$16,562	$18,172	$23,789
6/30/2023	$15,374	$17,998	$19,922	$25,361
7/31/2023	$15,932	$18,782	$20,813	$26,176
8/31/2023	$15,701	$18,117	$20,033	$25,759
9/30/2023	$14,981	$17,196	$18,881	$24,531
10/31/2023	$14,397	$16,344	$17,771	$24,015
11/30/2023	$15,674	$17,885	$19,470	$26,208
12/31/2023	$16,662	$19,278	$21,453	$27,399
1/31/2024	$16,694	$18,933	$20,789	$27,859
2/29/2024	$17,592	$19,837	$21,192	$29,347
3/31/2024	$18,517	$20,864	$22,336	$30,291
4/30/2024	$17,513	$19,772	$20,986	$29,054
5/31/2024	$18,184	$20,482	$21,967	$30,494
6/30/2024	$17,762	$20,154	$21,549	$31,589
7/31/2024	$18,692	$21,372	$23,180	$31,973
8/31/2024	$19,073	$21,775	$23,327	$32,749
9/30/2024	$19,316	$22,185	$23,600	$33,448
10/31/2024	$19,131	$21,906	$23,589	$33,145
11/30/2024	$20,468	$23,519	$25,677	$35,090
12/31/2024	$19,098	$21,798	$23,965	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	14.62%	8.98%	6.68%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054848
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R3
Trading Symbol	LMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 14.72%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$9,703	$9,857	$9,700	$9,700
2/28/2015	$10,258	$10,261	$10,270	$10,257
3/31/2015	$10,348	$10,242	$10,283	$10,095
4/30/2015	$10,266	$10,126	$10,248	$10,192
5/31/2015	$10,441	$10,305	$10,343	$10,323
6/30/2015	$10,207	$10,041	$10,162	$10,123
7/31/2015	$10,283	$10,027	$9,938	$10,335
8/31/2015	$9,748	$9,553	$9,492	$9,712
9/30/2015	$9,353	$9,234	$9,133	$9,471
10/31/2015	$9,877	$9,798	$9,695	$10,270
11/30/2015	$9,927	$9,826	$9,837	$10,301
12/31/2015	$9,623	$9,522	$9,335	$10,138
1/31/2016	$8,983	$8,996	$8,817	$9,635
2/29/2016	$8,983	$9,059	$9,015	$9,622
3/31/2016	$9,796	$9,895	$9,928	$10,275
4/30/2016	$9,973	$10,108	$10,099	$10,315
5/31/2016	$10,216	$10,273	$10,243	$10,500
6/30/2016	$10,157	$10,367	$10,293	$10,527
7/31/2016	$10,492	$10,806	$10,713	$10,915
8/31/2016	$10,551	$10,783	$10,755	$10,931
9/30/2016	$10,582	$10,828	$10,758	$10,933
10/31/2016	$10,386	$10,566	$10,533	$10,733
11/30/2016	$11,042	$11,227	$11,583	$11,131
12/31/2016	$11,191	$11,426	$11,811	$11,351
1/31/2017	$11,373	$11,618	$11,974	$11,566
2/28/2017	$11,570	$11,943	$12,212	$12,025
3/31/2017	$11,467	$11,856	$12,125	$12,039
4/30/2017	$11,582	$11,878	$12,122	$12,163
5/31/2017	$11,562	$11,842	$11,938	$12,334
6/30/2017	$11,641	$12,018	$12,194	$12,411
7/31/2017	$11,719	$12,177	$12,311	$12,666
8/31/2017	$11,420	$11,950	$12,056	$12,705
9/30/2017	$11,648	$12,275	$12,591	$12,967
10/31/2017	$11,751	$12,374	$12,717	$13,270
11/30/2017	$11,940	$12,793	$13,189	$13,677
12/31/2017	$11,948	$12,951	$13,266	$13,829
1/31/2018	$12,215	$13,248	$13,441	$14,621
2/28/2018	$11,686	$12,596	$12,761	$14,082
3/31/2018	$11,734	$12,627	$12,867	$13,724
4/30/2018	$11,787	$12,689	$12,952	$13,777
5/31/2018	$11,920	$12,827	$13,500	$14,108
6/30/2018	$11,847	$12,931	$13,556	$14,195
7/31/2018	$12,196	$13,282	$13,849	$14,724
8/31/2018	$12,386	$13,463	$14,203	$15,203
9/30/2018	$12,325	$13,357	$14,067	$15,290
10/31/2018	$11,214	$12,395	$12,818	$14,245
11/30/2018	$11,392	$12,692	$13,189	$14,535
12/31/2018	$10,197	$11,359	$11,691	$13,223
1/31/2019	$11,251	$12,529	$13,059	$14,282
2/28/2019	$11,633	$12,927	$13,573	$14,741
3/31/2019	$11,556	$12,992	$13,330	$15,027
4/30/2019	$12,015	$13,420	$13,965	$15,636
5/31/2019	$10,956	$12,558	$12,616	$14,642
6/30/2019	$11,714	$13,407	$13,663	$15,674
7/31/2019	$11,891	$13,518	$13,816	$15,899
8/31/2019	$11,372	$13,041	$13,073	$15,648
9/30/2019	$11,874	$13,571	$13,723	$15,940
10/31/2019	$11,831	$13,644	$13,906	$16,286
11/30/2019	$12,148	$14,007	$14,294	$16,877
12/31/2019	$12,506	$14,433	$14,740	$17,386
1/31/2020	$12,140	$14,153	$14,131	$17,379
2/29/2020	$10,970	$12,751	$12,627	$15,949
3/31/2020	$8,695	$9,857	$9,567	$13,979
4/30/2020	$9,826	$11,173	$10,940	$15,771
5/31/2020	$10,316	$11,691	$11,518	$16,522
6/30/2020	$10,444	$11,823	$11,647	$16,850
7/31/2020	$10,727	$12,381	$11,966	$17,801
8/31/2020	$10,881	$12,872	$12,422	$19,080
9/30/2020	$10,435	$12,580	$11,882	$18,355
10/31/2020	$10,643	$12,697	$12,297	$17,867
11/30/2020	$12,255	$14,480	$14,335	$19,823
12/31/2020	$12,814	$15,150	$15,290	$20,585
1/31/2021	$12,805	$15,115	$15,467	$20,377
2/28/2021	$13,683	$16,286	$16,942	$20,939
3/31/2021	$14,597	$17,127	$18,108	$21,856
4/30/2021	$15,436	$17,955	$18,978	$23,022
5/31/2021	$15,525	$18,310	$19,346	$23,183
6/30/2021	$15,208	$18,097	$18,802	$23,724
7/31/2021	$15,213	$18,209	$18,768	$24,288
8/31/2021	$15,552	$18,599	$19,218	$25,026
9/30/2021	$15,150	$17,914	$18,502	$23,862
10/31/2021	$15,944	$18,868	$19,322	$25,534
11/30/2021	$15,485	$18,294	$18,862	$25,357
12/31/2021	$16,476	$19,443	$19,977	$26,494
1/31/2022	$15,691	$18,613	$19,185	$25,123
2/28/2022	$15,778	$18,526	$19,427	$24,371
3/31/2022	$15,880	$19,089	$19,856	$25,276
4/30/2022	$14,799	$17,955	$18,541	$23,071
5/31/2022	$15,162	$18,300	$18,938	$23,114
6/30/2022	$13,616	$16,288	$17,178	$21,206
7/31/2022	$14,671	$17,690	$18,758	$23,161
8/31/2022	$14,293	$17,148	$18,223	$22,217
9/30/2022	$13,005	$15,485	$16,490	$20,170
10/31/2022	$14,381	$16,948	$18,391	$21,804
11/30/2022	$15,226	$18,019	$19,580	$23,022
12/31/2022	$14,613	$17,104	$18,591	$21,696
1/31/2023	$15,658	$18,485	$20,710	$23,059
2/28/2023	$15,364	$17,893	$20,131	$22,496
3/31/2023	$14,834	$17,330	$19,059	$23,322
4/30/2023	$14,944	$17,331	$18,855	$23,686
5/31/2023	$14,345	$16,562	$18,172	$23,789
6/30/2023	$15,532	$17,998	$19,922	$25,361
7/31/2023	$16,097	$18,782	$20,813	$26,176
8/31/2023	$15,865	$18,117	$20,033	$25,759
9/30/2023	$15,138	$17,196	$18,881	$24,531
10/31/2023	$14,553	$16,344	$17,771	$24,015
11/30/2023	$15,844	$17,885	$19,470	$26,208
12/31/2023	$16,842	$19,278	$21,453	$27,399
1/31/2024	$16,873	$18,933	$20,789	$27,859
2/29/2024	$17,786	$19,837	$21,192	$29,347
3/31/2024	$18,719	$20,864	$22,336	$30,291
4/30/2024	$17,711	$19,772	$20,986	$29,054
5/31/2024	$18,390	$20,482	$21,967	$30,494
6/30/2024	$17,966	$20,154	$21,549	$31,589
7/31/2024	$18,905	$21,372	$23,180	$31,973
8/31/2024	$19,292	$21,775	$23,327	$32,749
9/30/2024	$19,542	$22,185	$23,600	$33,448
10/31/2024	$19,351	$21,906	$23,589	$33,145
11/30/2024	$20,708	$23,519	$25,677	$35,090
12/31/2024	$19,320	$21,798	$23,965	$34,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	14.72%	9.09%	6.81%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%
S&P MidCap 400 Value Index	11.71%	10.21%	9.13%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158202
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R4
Trading Symbol	LMCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110	1.02%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.03%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,077	$9,986	$9,779	$10,210
8/31/2015	$9,552	$9,514	$9,340	$9,594
9/30/2015	$9,169	$9,196	$8,987	$9,356
10/31/2015	$9,684	$9,758	$9,540	$10,145
11/30/2015	$9,737	$9,786	$9,680	$10,176
12/31/2015	$9,439	$9,483	$9,186	$10,015
1/31/2016	$8,817	$8,959	$8,676	$9,518
2/29/2016	$8,817	$9,022	$8,871	$9,505
3/31/2016	$9,618	$9,855	$9,770	$10,150
4/30/2016	$9,794	$10,066	$9,938	$10,189
5/31/2016	$10,035	$10,231	$10,079	$10,372
6/30/2016	$9,977	$10,325	$10,128	$10,399
7/31/2016	$10,310	$10,762	$10,542	$10,783
8/31/2016	$10,368	$10,739	$10,583	$10,798
9/30/2016	$10,402	$10,784	$10,586	$10,800
10/31/2016	$10,215	$10,523	$10,365	$10,603
11/30/2016	$10,856	$11,181	$11,398	$10,996
12/31/2016	$11,007	$11,380	$11,622	$11,213
1/31/2017	$11,188	$11,571	$11,783	$11,426
2/28/2017	$11,384	$11,894	$12,017	$11,879
3/31/2017	$11,288	$11,808	$11,932	$11,893
4/30/2017	$11,400	$11,830	$11,928	$12,015
5/31/2017	$11,384	$11,793	$11,747	$12,184
6/30/2017	$11,465	$11,969	$11,999	$12,260
7/31/2017	$11,542	$12,127	$12,114	$12,512
8/31/2017	$11,249	$11,901	$11,863	$12,551
9/30/2017	$11,476	$12,225	$12,390	$12,810
10/31/2017	$11,580	$12,324	$12,514	$13,109
11/30/2017	$11,769	$12,741	$12,978	$13,511
12/31/2017	$11,782	$12,898	$13,054	$13,661
1/31/2018	$12,047	$13,194	$13,227	$14,443
2/28/2018	$11,529	$12,544	$12,557	$13,911
3/31/2018	$11,576	$12,575	$12,662	$13,557
4/30/2018	$11,628	$12,638	$12,745	$13,609
5/31/2018	$11,766	$12,775	$13,284	$13,937
6/30/2018	$11,695	$12,878	$13,339	$14,023
7/31/2018	$12,036	$13,228	$13,628	$14,544
8/31/2018	$12,226	$13,408	$13,976	$15,018
9/30/2018	$12,171	$13,302	$13,842	$15,104
10/31/2018	$11,067	$12,344	$12,614	$14,072
11/30/2018	$11,249	$12,640	$12,978	$14,358
12/31/2018	$10,069	$11,313	$11,504	$13,062
1/31/2019	$11,112	$12,478	$12,850	$14,109
2/28/2019	$11,491	$12,875	$13,356	$14,562
3/31/2019	$11,419	$12,939	$13,117	$14,845
4/30/2019	$11,874	$13,366	$13,742	$15,446
5/31/2019	$10,830	$12,507	$12,415	$14,464
6/30/2019	$11,583	$13,352	$13,444	$15,483
7/31/2019	$11,757	$13,463	$13,595	$15,706
8/31/2019	$11,248	$12,988	$12,864	$15,457
9/30/2019	$11,744	$13,515	$13,504	$15,746
10/31/2019	$11,706	$13,588	$13,684	$16,087
11/30/2019	$12,022	$13,950	$14,065	$16,671
12/31/2019	$12,381	$14,375	$14,504	$17,175
1/31/2020	$12,020	$14,095	$13,906	$17,168
2/29/2020	$10,864	$12,699	$12,425	$15,755
3/31/2020	$8,610	$9,817	$9,415	$13,809
4/30/2020	$9,735	$11,128	$10,765	$15,579
5/31/2020	$10,222	$11,644	$11,334	$16,321
6/30/2020	$10,352	$11,775	$11,461	$16,645
7/31/2020	$10,630	$12,331	$11,774	$17,584
8/31/2020	$10,791	$12,819	$12,223	$18,848
9/30/2020	$10,348	$12,529	$11,692	$18,132
10/31/2020	$10,556	$12,645	$12,100	$17,650
11/30/2020	$12,159	$14,421	$14,106	$19,582
12/31/2020	$12,716	$15,088	$15,046	$20,335
1/31/2021	$12,712	$15,054	$15,220	$20,129
2/28/2021	$13,582	$16,220	$16,671	$20,684
3/31/2021	$14,493	$17,057	$17,818	$21,590
4/30/2021	$15,328	$17,882	$18,675	$22,742
5/31/2021	$15,420	$18,235	$19,036	$22,901
6/30/2021	$15,108	$18,023	$18,502	$23,436
7/31/2021	$15,117	$18,134	$18,468	$23,993
8/31/2021	$15,460	$18,523	$18,911	$24,722
9/30/2021	$15,064	$17,841	$18,206	$23,572
10/31/2021	$15,856	$18,791	$19,013	$25,224
11/30/2021	$15,398	$18,220	$18,560	$25,049
12/31/2021	$16,391	$19,364	$19,657	$26,172
1/31/2022	$15,611	$18,537	$18,879	$24,817
2/28/2022	$15,702	$18,451	$19,116	$24,074
3/31/2022	$15,807	$19,011	$19,539	$24,968
4/30/2022	$14,736	$17,882	$18,245	$22,791
5/31/2022	$15,099	$18,225	$18,636	$22,833
6/30/2022	$13,559	$16,221	$16,904	$20,948
7/31/2022	$14,614	$17,617	$18,458	$22,879
8/31/2022	$14,241	$17,078	$17,932	$21,946
9/30/2022	$12,961	$15,422	$16,226	$19,925
10/31/2022	$14,338	$16,879	$18,097	$21,538
11/30/2022	$15,182	$17,946	$19,267	$22,742
12/31/2022	$14,574	$17,034	$18,294	$21,432
1/31/2023	$15,617	$18,410	$20,379	$22,778
2/28/2023	$15,332	$17,820	$19,810	$22,223
3/31/2023	$14,802	$17,259	$18,754	$23,038
4/30/2023	$14,916	$17,260	$18,554	$23,398
5/31/2023	$14,324	$16,495	$17,882	$23,500
6/30/2023	$15,513	$17,925	$19,604	$25,053
7/31/2023	$16,077	$18,706	$20,481	$25,857
8/31/2023	$15,848	$18,044	$19,713	$25,446
9/30/2023	$15,129	$17,126	$18,579	$24,232
10/31/2023	$14,540	$16,277	$17,487	$23,723
11/30/2023	$15,837	$17,812	$19,159	$25,889
12/31/2023	$16,837	$19,200	$21,110	$27,066
1/31/2024	$16,874	$18,856	$20,457	$27,520
2/29/2024	$17,789	$19,757	$20,853	$28,990
3/31/2024	$18,730	$20,779	$21,979	$29,923
4/30/2024	$17,721	$19,692	$20,650	$28,700
5/31/2024	$18,404	$20,398	$21,616	$30,124
6/30/2024	$17,984	$20,072	$21,205	$31,204
7/31/2024	$18,930	$21,285	$22,809	$31,584
8/31/2024	$19,319	$21,686	$22,954	$32,350
9/30/2024	$19,572	$22,095	$23,223	$33,041
10/31/2024	$19,388	$21,817	$23,212	$32,742
11/30/2024	$20,750	$23,423	$25,266	$34,664
12/31/2024	$19,368	$21,709	$23,582	$33,837

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	15.03%	9.36%	7.20%
Russell Mid Cap Value Index	13.07%	8.59%	8.50%
S&P MidCap 400 Value Index	11.71%	10.21%	9.45%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.68%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158203
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R5
Trading Symbol	LMCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.33%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,082	$9,986	$9,779	$10,210
8/31/2015	$9,556	$9,514	$9,340	$9,594
9/30/2015	$9,176	$9,196	$8,987	$9,356
10/31/2015	$9,693	$9,758	$9,540	$10,145
11/30/2015	$9,750	$9,786	$9,680	$10,176
12/31/2015	$9,452	$9,483	$9,186	$10,015
1/31/2016	$8,829	$8,959	$8,676	$9,518
2/29/2016	$8,833	$9,022	$8,871	$9,505
3/31/2016	$9,637	$9,855	$9,770	$10,150
4/30/2016	$9,814	$10,066	$9,938	$10,189
5/31/2016	$10,056	$10,231	$10,079	$10,372
6/30/2016	$10,002	$10,325	$10,128	$10,399
7/31/2016	$10,334	$10,762	$10,542	$10,783
8/31/2016	$10,395	$10,739	$10,583	$10,798
9/30/2016	$10,434	$10,784	$10,586	$10,800
10/31/2016	$10,245	$10,523	$10,365	$10,603
11/30/2016	$10,892	$11,181	$11,398	$10,996
12/31/2016	$11,046	$11,380	$11,622	$11,213
1/31/2017	$11,232	$11,571	$11,783	$11,426
2/28/2017	$11,430	$11,894	$12,017	$11,879
3/31/2017	$11,333	$11,808	$11,932	$11,893
4/30/2017	$11,450	$11,830	$11,928	$12,015
5/31/2017	$11,434	$11,793	$11,747	$12,184
6/30/2017	$11,516	$11,969	$11,999	$12,260
7/31/2017	$11,597	$12,127	$12,114	$12,512
8/31/2017	$11,306	$11,901	$11,863	$12,551
9/30/2017	$11,538	$12,225	$12,390	$12,810
10/31/2017	$11,643	$12,324	$12,514	$13,109
11/30/2017	$11,837	$12,741	$12,978	$13,511
12/31/2017	$11,852	$12,898	$13,054	$13,661
1/31/2018	$12,120	$13,194	$13,227	$14,443
2/28/2018	$11,601	$12,544	$12,557	$13,911
3/31/2018	$11,652	$12,575	$12,662	$13,557
4/30/2018	$11,708	$12,638	$12,745	$13,609
5/31/2018	$11,844	$12,775	$13,284	$13,937
6/30/2018	$11,776	$12,878	$13,339	$14,023
7/31/2018	$12,125	$13,228	$13,628	$14,544
8/31/2018	$12,321	$13,408	$13,976	$15,018
9/30/2018	$12,265	$13,302	$13,842	$15,104
10/31/2018	$11,158	$12,344	$12,614	$14,072
11/30/2018	$11,342	$12,640	$12,978	$14,358
12/31/2018	$10,153	$11,313	$11,504	$13,062
1/31/2019	$11,208	$12,478	$12,850	$14,109
2/28/2019	$11,588	$12,875	$13,356	$14,562
3/31/2019	$11,519	$12,939	$13,117	$14,845
4/30/2019	$11,980	$13,366	$13,742	$15,446
5/31/2019	$10,930	$12,507	$12,415	$14,464
6/30/2019	$11,690	$13,352	$13,444	$15,483
7/31/2019	$11,870	$13,463	$13,595	$15,706
8/31/2019	$11,358	$12,988	$12,864	$15,457
9/30/2019	$11,866	$13,515	$13,504	$15,746
10/31/2019	$11,827	$13,588	$13,684	$16,087
11/30/2019	$12,152	$13,950	$14,065	$16,671
12/31/2019	$12,512	$14,375	$14,504	$17,175
1/31/2020	$12,154	$14,095	$13,906	$17,168
2/29/2020	$10,987	$12,699	$12,425	$15,755
3/31/2020	$8,708	$9,817	$9,415	$13,809
4/30/2020	$9,848	$11,128	$10,765	$15,579
5/31/2020	$10,342	$11,644	$11,334	$16,321
6/30/2020	$10,475	$11,775	$11,461	$16,645
7/31/2020	$10,762	$12,331	$11,774	$17,584
8/31/2020	$10,926	$12,819	$12,223	$18,848
9/30/2020	$10,479	$12,529	$11,692	$18,132
10/31/2020	$10,691	$12,645	$12,100	$17,650
11/30/2020	$12,317	$14,421	$14,106	$19,582
12/31/2020	$12,887	$15,088	$15,046	$20,335
1/31/2021	$12,882	$15,054	$15,220	$20,129
2/28/2021	$13,770	$16,220	$16,671	$20,684
3/31/2021	$14,697	$17,057	$17,818	$21,590
4/30/2021	$15,545	$17,882	$18,675	$22,742
5/31/2021	$15,639	$18,235	$19,036	$22,901
6/30/2021	$15,329	$18,023	$18,502	$23,436
7/31/2021	$15,343	$18,134	$18,468	$23,993
8/31/2021	$15,693	$18,523	$18,911	$24,722
9/30/2021	$15,294	$17,841	$18,206	$23,572
10/31/2021	$16,100	$18,791	$19,013	$25,224
11/30/2021	$15,643	$18,220	$18,560	$25,049
12/31/2021	$16,649	$19,364	$19,657	$26,172
1/31/2022	$15,861	$18,537	$18,879	$24,817
2/28/2022	$15,959	$18,451	$19,116	$24,074
3/31/2022	$16,066	$19,011	$19,539	$24,968
4/30/2022	$14,984	$17,882	$18,245	$22,791
5/31/2022	$15,356	$18,225	$18,636	$22,833
6/30/2022	$13,794	$16,221	$16,904	$20,948
7/31/2022	$14,870	$17,617	$18,458	$22,879
8/31/2022	$14,492	$17,078	$17,932	$21,946
9/30/2022	$13,192	$15,422	$16,226	$19,925
10/31/2022	$14,592	$16,879	$18,097	$21,538
11/30/2022	$15,456	$17,946	$19,267	$22,742
12/31/2022	$14,843	$17,034	$18,294	$21,432
1/31/2023	$15,910	$18,410	$20,379	$22,778
2/28/2023	$15,617	$17,820	$19,810	$22,223
3/31/2023	$15,083	$17,259	$18,754	$23,038
4/30/2023	$15,206	$17,260	$18,554	$23,398
5/31/2023	$14,598	$16,495	$17,882	$23,500
6/30/2023	$15,814	$17,925	$19,604	$25,053
7/31/2023	$16,398	$18,706	$20,481	$25,857
8/31/2023	$16,168	$18,044	$19,713	$25,446
9/30/2023	$15,435	$17,126	$18,579	$24,232
10/31/2023	$14,841	$16,277	$17,487	$23,723
11/30/2023	$16,163	$17,812	$19,159	$25,889
12/31/2023	$17,190	$19,200	$21,110	$27,066
1/31/2024	$17,233	$18,856	$20,457	$27,520
2/29/2024	$18,170	$19,757	$20,853	$28,990
3/31/2024	$19,133	$20,779	$21,979	$29,923
4/30/2024	$18,105	$19,692	$20,650	$28,700
5/31/2024	$18,809	$20,398	$21,616	$30,124
6/30/2024	$18,381	$20,072	$21,205	$31,204
7/31/2024	$19,352	$21,285	$22,809	$31,584
8/31/2024	$19,753	$21,686	$22,954	$32,350
9/30/2024	$20,019	$22,095	$23,223	$33,041
10/31/2024	$19,834	$21,817	$23,212	$32,742
11/30/2024	$21,232	$23,423	$25,266	$34,664
12/31/2024	$19,825	$21,709	$23,582	$33,837

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	15.33%	9.64%	7.47%
Russell Mid Cap Value Index	13.07%	8.59%	8.50%
S&P MidCap 400 Value Index	11.71%	10.21%	9.45%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.68%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158204
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R6
Trading Symbol	LMCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 15.44%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the 13.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 25.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Tenet Healthcare Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH plc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Silicon Motion Technology Corporation. Security selection within the Energy sector also detracted from relative performance, led by an overweight allocation to Devon Energy Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell Mid Cap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,082	$9,986	$9,779	$10,210
8/31/2015	$9,560	$9,514	$9,340	$9,594
9/30/2015	$9,180	$9,196	$8,987	$9,356
10/31/2015	$9,697	$9,758	$9,540	$10,145
11/30/2015	$9,754	$9,786	$9,680	$10,176
12/31/2015	$9,457	$9,483	$9,186	$10,015
1/31/2016	$8,834	$8,959	$8,676	$9,518
2/29/2016	$8,842	$9,022	$8,871	$9,505
3/31/2016	$9,646	$9,855	$9,770	$10,150
4/30/2016	$9,823	$10,066	$9,938	$10,189
5/31/2016	$10,069	$10,231	$10,079	$10,372
6/30/2016	$10,015	$10,325	$10,128	$10,399
7/31/2016	$10,347	$10,762	$10,542	$10,783
8/31/2016	$10,412	$10,739	$10,583	$10,798
9/30/2016	$10,451	$10,784	$10,586	$10,800
10/31/2016	$10,262	$10,523	$10,365	$10,603
11/30/2016	$10,913	$11,181	$11,398	$10,996
12/31/2016	$11,068	$11,380	$11,622	$11,213
1/31/2017	$11,255	$11,571	$11,783	$11,426
2/28/2017	$11,453	$11,894	$12,017	$11,879
3/31/2017	$11,359	$11,808	$11,932	$11,893
4/30/2017	$11,476	$11,830	$11,928	$12,015
5/31/2017	$11,460	$11,793	$11,747	$12,184
6/30/2017	$11,546	$11,969	$11,999	$12,260
7/31/2017	$11,631	$12,127	$12,114	$12,512
8/31/2017	$11,336	$11,901	$11,863	$12,551
9/30/2017	$11,569	$12,225	$12,390	$12,810
10/31/2017	$11,677	$12,324	$12,514	$13,109
11/30/2017	$11,871	$12,741	$12,978	$13,511
12/31/2017	$11,888	$12,898	$13,054	$13,661
1/31/2018	$12,155	$13,194	$13,227	$14,443
2/28/2018	$11,636	$12,544	$12,557	$13,911
3/31/2018	$11,688	$12,575	$12,662	$13,557
4/30/2018	$11,744	$12,638	$12,745	$13,609
5/31/2018	$11,888	$12,775	$13,284	$13,937
6/30/2018	$11,820	$12,878	$13,339	$14,023
7/31/2018	$12,169	$13,228	$13,628	$14,544
8/31/2018	$12,364	$13,408	$13,976	$15,018
9/30/2018	$12,312	$13,302	$13,842	$15,104
10/31/2018	$11,197	$12,344	$12,614	$14,072
11/30/2018	$11,381	$12,640	$12,978	$14,358
12/31/2018	$10,194	$11,313	$11,504	$13,062
1/31/2019	$11,253	$12,478	$12,850	$14,109
2/28/2019	$11,637	$12,875	$13,356	$14,562
3/31/2019	$11,569	$12,939	$13,117	$14,845
4/30/2019	$12,034	$13,366	$13,742	$15,446
5/31/2019	$10,980	$12,507	$12,415	$14,464
6/30/2019	$11,744	$13,352	$13,444	$15,483
7/31/2019	$11,924	$13,463	$13,595	$15,706
8/31/2019	$11,412	$12,988	$12,864	$15,457
9/30/2019	$11,920	$13,515	$13,504	$15,746
10/31/2019	$11,886	$13,588	$13,684	$16,087
11/30/2019	$12,206	$13,950	$14,065	$16,671
12/31/2019	$12,571	$14,375	$14,504	$17,175
1/31/2020	$12,213	$14,095	$13,906	$17,168
2/29/2020	$11,042	$12,699	$12,425	$15,755
3/31/2020	$8,754	$9,817	$9,415	$13,809
4/30/2020	$9,902	$11,128	$10,765	$15,579
5/31/2020	$10,397	$11,644	$11,334	$16,321
6/30/2020	$10,530	$11,775	$11,461	$16,645
7/31/2020	$10,822	$12,331	$11,774	$17,584
8/31/2020	$10,985	$12,819	$12,223	$18,848
9/30/2020	$10,539	$12,529	$11,692	$18,132
10/31/2020	$10,755	$12,645	$12,100	$17,650
11/30/2020	$12,386	$14,421	$14,106	$19,582
12/31/2020	$12,962	$15,088	$15,046	$20,335
1/31/2021	$12,957	$15,054	$15,220	$20,129
2/28/2021	$13,854	$16,220	$16,671	$20,684
3/31/2021	$14,787	$17,057	$17,818	$21,590
4/30/2021	$15,638	$17,882	$18,675	$22,742
5/31/2021	$15,737	$18,235	$19,036	$22,901
6/30/2021	$15,423	$18,023	$18,502	$23,436
7/31/2021	$15,441	$18,134	$18,468	$23,993
8/31/2021	$15,791	$18,523	$18,911	$24,722
9/30/2021	$15,392	$17,841	$18,206	$23,572
10/31/2021	$16,203	$18,791	$19,013	$25,224
11/30/2021	$15,746	$18,220	$18,560	$25,049
12/31/2021	$16,760	$19,364	$19,657	$26,172
1/31/2022	$15,967	$18,537	$18,879	$24,817
2/28/2022	$16,069	$18,451	$19,116	$24,074
3/31/2022	$16,177	$19,011	$19,539	$24,968
4/30/2022	$15,085	$17,882	$18,245	$22,791
5/31/2022	$15,462	$18,225	$18,636	$22,833
6/30/2022	$13,891	$16,221	$16,904	$20,948
7/31/2022	$14,976	$17,617	$18,458	$22,879
8/31/2022	$14,598	$17,078	$17,932	$21,946
9/30/2022	$13,288	$15,422	$16,226	$19,925
10/31/2022	$14,703	$16,879	$18,097	$21,538
11/30/2022	$15,571	$17,946	$19,267	$22,742
12/31/2022	$14,952	$17,034	$18,294	$21,432
1/31/2023	$16,034	$18,410	$20,379	$22,778
2/28/2023	$15,741	$17,820	$19,810	$22,223
3/31/2023	$15,203	$17,259	$18,754	$23,038
4/30/2023	$15,325	$17,260	$18,554	$23,398
5/31/2023	$14,717	$16,495	$17,882	$23,500
6/30/2023	$15,943	$17,925	$19,604	$25,053
7/31/2023	$16,528	$18,706	$20,481	$25,857
8/31/2023	$16,298	$18,044	$19,713	$25,446
9/30/2023	$15,565	$17,126	$18,579	$24,232
10/31/2023	$14,966	$16,277	$17,487	$23,723
11/30/2023	$16,303	$17,812	$19,159	$25,889
12/31/2023	$17,337	$19,200	$21,110	$27,066
1/31/2024	$17,380	$18,856	$20,457	$27,520
2/29/2024	$18,327	$19,757	$20,853	$28,990
3/31/2024	$19,301	$20,779	$21,979	$29,923
4/30/2024	$18,268	$19,692	$20,650	$28,700
5/31/2024	$18,976	$20,398	$21,616	$30,124
6/30/2024	$18,543	$20,072	$21,205	$31,204
7/31/2024	$19,525	$21,285	$22,809	$31,584
8/31/2024	$19,937	$21,686	$22,954	$32,350
9/30/2024	$20,207	$22,095	$23,223	$33,041
10/31/2024	$20,023	$21,817	$23,212	$32,742
11/30/2024	$21,431	$23,423	$25,266	$34,664
12/31/2024	$20,014	$21,709	$23,582	$33,837

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	15.44%	9.75%	7.57%
Russell Mid Cap Value Index	13.07%	8.59%	8.50%
S&P MidCap 400 Value Index	11.71%	10.21%	9.45%
S&P 500 IndexFootnote Reference*	25.02%	14.53%	13.68%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,161,812,671
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,835,089
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2024)
Total Net Assets	$1,161,812,671
# of Portfolio Holdings	63
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,835,089

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.47%
Consumer Staples	3.57%
Energy	5.00%
Financials	20.39%
Health Care	12.49%
Industrials	21.86%
Information Technology	11.40%
Materials	5.81%
Real Estate	4.62%
Utilities	7.17%
Repurchase Agreements	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.